Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Cik 0001821171_qell acquisition corp Member
Schedule of error corrections and prior period adjustments

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$382,118,393	$—	$382,118,393
Liabilities and Shareholders’ Equity
Total current liabilities	$213,528	$—	$213,528
Deferred underwriting commissions	13,282,500	—	13,282,500
Derivative warrant liabilities	—	61,495,200	61,495,200
Total liabilities	13,496,028	61,495,200	74,991,228
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	363,622,360	(61,495,200)	302,127,160
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	159	615	774
Class B ordinary shares – $0.0001 par value	949	—	949
Additional paid-in-capital	5,292,612	34,702,212	39,994,824
Accumulated deficit	(293,715)	(34,702,827)	(34,996,542)
Total shareholders’ equity	5,000,005	—	5,000,005
Total liabilities and shareholders’ equity	$382,118,393	$—	$382,118,393

	For The Period From August 7, 2020 (Inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(373,207)	$—	$(373,207)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(33,704,100)	(33,704,100)
Offering costs – derivative warrant liabilities	(998,727)	(998,727)
Income earned on investments in Trust Account	79,492	—	79,492
Total other (expense) income	79,492	(34,702,827)	(34,623,335)
Net loss	$(293,715)	$(34,702,827)	$(34,996,542)

Basic and Diluted weighted-average Class A ordinary shares outstanding	37,950,000	—	37,950,000
Basic and Diluted net income per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	9,016,071	—	9,016,071
Basic and Diluted net loss per Class B share	$(0.04)	(3.84)	$(3.88)

	For The Period From August 7, 2020 (Inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(293,715)	$(34,702,827)	$(34,996,542)
Adjustment to reconcile net loss to net cash used in operating activities	(377,799)	62,493,927	62,116,128
Net cash used in operating activities	(671,514)	27,791,100	27,119,586
Net cash used in investing activities	(379,500,000)	—	(379,500,000)
Net cash provided by financing activities	382,195,337	(27,791,100)	354,404,237
Net change in cash	$2,023,823	—	$2,023,823

	As of October 2, 2021
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$383,038,513	$—	$383,038,513
Liabilities and shareholders’ equity
Total current liabilities	$902,681	$—	$902,681
Deferred underwriting commissions	13,282,500	—	13,282,500
Derivative warrant liabilities	—	27,791,100	27,791,100
Total liabilities	14,185,181	27,791,100	41,976,281
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	363,853,330	(27,791,100)	336,062,230
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	157	278	431
Class B ordinary shares – $0.0001 par value	949	—	949
Additional paid-in-capital	5,061,644	998,449	6,060,097
Accumulated deficit	(62,748)	(998,727)	(1,061,475)
Total shareholders’ equity	5,000,002	—	5,000,002
Total liabilities and shareholders’ equity	$383,038,513	$—	$383,038,513